Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Inventory - EUR (€)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Inventory [Abstract]
Raw material and supplies	€ 423,560
Unfinished goods	10,614,159
Finished goods	330,087
Total	€ 11,367,807